UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

March 31, 2018

SI-QTLY-0518
1.799881.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.0%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$1,039	$707
Media - 0.2%
DISH Network Corp. 3.375% 8/15/26		22,730	21,894
TOTAL CONSUMER DISCRETIONARY			22,601
Nonconvertible Bonds - 33.8%
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.2%
Allison Transmission, Inc. 5% 10/1/24 (c)		4,205	4,168
Delphi Technologies PLC 5% 10/1/25 (c)		4,075	3,907
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)(d)		1,017	926
Metalsa SA de CV 4.9% 4/24/23 (c)		9,444	9,260
Tenedora Nemak SA de CV 4.75% 1/23/25 (c)		2,595	2,576
Tenneco, Inc. 5% 7/15/26		3,090	2,998
			23,835
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		9,355	8,162
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (c)		600	608
American Tire Distributors, Inc. 10.25% 3/1/22 (c)		1,650	1,685
LKQ Corp. 4.75% 5/15/23		1,090	1,085
			3,378
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (c)		10,660	11,433
Hotels, Restaurants & Leisure - 1.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		12,575	11,974
24 Hour Holdings III LLC 8% 6/1/22 (c)		1,760	1,760
Cedar Fair LP / Canada's Wonderland Co. 5.375% 4/15/27 (c)		2,155	2,133
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,543
Churchill Downs, Inc. 4.75% 1/15/28 (c)		2,765	2,606
Eldorado Resorts, Inc. 6% 4/1/25		3,825	3,882
FelCor Lodging LP 6% 6/1/25		4,185	4,311
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		7,100	7,153
8.75% 10/1/25 (c)		7,450	7,729
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		5,815	5,808
4.875% 4/1/27		2,730	2,699
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		955	1,012
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		2,865	2,761
5% 6/1/24 (c)		3,275	3,255
5.25% 6/1/26 (c)		3,275	3,263
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		2,780	2,909
MCE Finance Ltd. 4.875% 6/6/25 (c)		1,455	1,391
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,530	2,606
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		775	744
Scientific Games Corp.:
5% 10/15/25 (c)		5,820	5,660
10% 12/1/22		8,300	8,938
Silversea Cruises 7.25% 2/1/25 (c)		1,625	1,718
Station Casinos LLC 5% 10/1/25 (c)		3,735	3,548
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		2,700	2,751
7.25% 11/30/21 (c)		7,025	7,315
Voc Escrow Ltd. 5% 2/15/28 (c)		3,215	3,054
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		8,560	8,400
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		2,720	2,652
5.5% 10/1/27 (c)		4,365	4,278
			117,853
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)		3,165	3,248
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)		2,595	2,627
Lennar Corp. 4.75% 11/29/27 (c)		3,685	3,528
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		8,500	8,582
7% 7/15/24 (c)		2,460	2,575
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,495
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		3,265	3,370
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,338
5.625% 1/15/24		1,240	1,290
TRI Pointe Homes, Inc. 5.875% 6/15/24		6,140	6,230
William Lyon Homes, Inc.:
5.875% 1/31/25		2,430	2,360
6% 9/1/23 (c)		2,250	2,246
			47,889
Internet & Direct Marketing Retail - 0.5%
Netflix, Inc.:
4.375% 11/15/26		4,130	3,903
4.875% 4/15/28 (c)		7,385	7,101
5.375% 2/1/21 (c)		4,010	4,150
5.75% 3/1/24		4,405	4,581
5.875% 2/15/25		10,170	10,653
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		9,020	8,806
6% 4/1/23		4,435	4,557
			43,751
Media - 2.1%
Altice SA 7.625% 2/15/25 (c)		5,525	4,724
Altice U.S. Finance SA 5.5% 5/15/26 (c)		4,270	4,163
AMC Networks, Inc. 4.75% 8/1/25		3,740	3,604
Block Communications, Inc. 6.875% 2/15/25 (c)		3,010	3,027
Cablevision SA 6.5% 6/15/21 (c)		2,440	2,544
CBS Radio, Inc. 7.25% 11/1/24 (c)		2,715	2,766
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		9,335	8,752
5.125% 2/15/23		6,770	6,814
5.125% 5/1/23 (c)		5,425	5,432
5.125% 5/1/27 (c)		16,095	15,281
5.375% 5/1/25 (c)		5,425	5,344
5.5% 5/1/26 (c)		6,585	6,445
5.75% 9/1/23		670	680
5.75% 1/15/24		4,245	4,309
5.75% 2/15/26 (c)		7,390	7,353
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (c)(e)		9,240	9,448
Clear Channel Communications, Inc. 11.25% 3/1/21 (f)		7,705	6,048
CSC Holdings LLC 5.375% 2/1/28 (c)		5,265	4,973
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		4,055	3,964
4.875% 4/11/22 (c)		1,875	1,889
5.125% 3/31/27 (c)		1,285	1,251
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(f)		4,050	3,058
Liberty Media Corp.:
8.25% 2/1/30		1,985	2,135
8.5% 7/15/29		4,375	4,725
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		1,390	1,442
Livent, Inc. yankee 9.375% 10/15/04 (d)(f)		300	0
Myriad International Holding BV 5.5% 7/21/25 (c)		2,210	2,343
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		8,568	8,460
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		2,335	2,333
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,852
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		2,450	2,411
5% 8/1/27 (c)		3,750	3,525
5.375% 4/15/25 (c)		4,685	4,650
5.375% 7/15/26 (c)		4,230	4,177
Tegna, Inc. 5.5% 9/15/24 (c)		3,210	3,274
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		9,225	9,525
Videotron Ltd. 5.125% 4/15/27 (c)		3,830	3,753
VTR Finance BV 6.875% 1/15/24 (c)		5,955	6,202
WMG Acquisition Corp. 5.625% 4/15/22 (c)		859	878
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		435	411
6% 1/15/27 (c)		4,190	3,907
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		8,375	7,870
			191,742
Specialty Retail - 0.1%
Penske Automotive Group, Inc. 5.5% 5/15/26		3,185	3,129
Sonic Automotive, Inc.:
5% 5/15/23		800	760
6.125% 3/15/27		1,940	1,872
			5,761
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (c)		2,120	2,075
4.875% 5/15/26 (c)		2,120	2,056
Tecpetrol SA 4.875% 12/12/22 (c)		1,545	1,504
			5,635
TOTAL CONSUMER DISCRETIONARY			459,439
CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,030	1,057
Food & Staples Retailing - 0.3%
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (c)		9,545	9,557
9.375% 9/15/18 pay-in-kind (b)(c)(f)		6,521	3,701
ESAL GmbH 6.25% 2/5/23 (c)		13,590	12,944
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (c)		1,265	1,262
Minerva Luxembourg SA 6.5% 9/20/26 (c)		3,265	3,134
			30,598
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,181
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,725	3,250
5.15% 3/15/34		3,720	3,543
5.375% 3/15/44		3,730	3,381
JBS Investments GmbH 7.25% 4/3/24 (c)		14,755	14,659
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		7,650	7,134
5.875% 7/15/24 (c)		2,350	2,292
6.75% 2/15/28 (c)		5,485	5,266
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		2,755	2,731
4.875% 11/1/26 (c)		2,785	2,761
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		6,670	6,478
5.875% 9/30/27 (c)		2,170	2,040
Post Holdings, Inc.:
5% 8/15/26 (c)		6,385	6,066
5.5% 3/1/25 (c)		3,345	3,295
5.75% 3/1/27 (c)		2,560	2,528
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,654
			72,259
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		2,800	2,821
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (c)		375	356
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		4,470	4,559
			7,736
Personal Products - 0.1%
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)		4,613	3,575
TOTAL CONSUMER STAPLES			115,225
ENERGY - 5.9%
Energy Equipment & Services - 0.6%
Borets Finance DAC 6.5% 4/7/22 (c)		2,340	2,439
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		3,695	3,732
Ensco PLC:
4.5% 10/1/24		4,570	3,633
5.2% 3/15/25		2,830	2,278
5.75% 10/1/44		4,085	2,788
7.75% 2/1/26		4,050	3,716
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	3,176
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,792
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	2,051
Jonah Energy LLC 7.25% 10/15/25 (c)		3,735	3,362
Noble Holding International Ltd.:
6.2% 8/1/40		1,600	1,056
7.7% 4/1/25 (b)		3,580	3,168
7.875% 2/1/26 (c)		2,755	2,714
8.7% 4/1/45 (b)		795	658
SESI LLC 7.75% 9/15/24 (c)		2,230	2,308
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		5,560	6,128
Summit Midstream Holdings LLC 5.75% 4/15/25		2,770	2,638
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		2,085	2,064
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		1,600	1,492
Unit Corp. 6.625% 5/15/21		875	875
Weatherford International, Inc. 9.875% 3/1/25 (c)		4,620	4,157
			60,225
Oil, Gas & Consumable Fuels - 5.3%
Afren PLC:
6.625% 12/9/20 (c)(d)(f)		2,932	1
10.25% 4/8/19 (Reg. S) (d)(f)		6,109	2
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		6,670	7,620
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		1,635	1,647
Antero Resources Corp.:
5.125% 12/1/22		305	307
5.625% 6/1/23 (Reg. S)		4,216	4,300
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	2,157
Callon Petroleum Co. 6.125% 10/1/24		1,510	1,544
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,860	2,860
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,835	3,806
7% 6/30/24		4,875	5,393
Chesapeake Energy Corp.:
8% 12/15/22 (c)		5,773	6,091
8% 1/15/25 (c)		2,055	1,988
Citgo Holding, Inc. 10.75% 2/15/20 (c)		19,872	21,039
CNX Midstream Partners LP 6.5% 3/15/26 (c)		2,020	1,992
Concho Resources, Inc. 4.375% 1/15/25		4,050	4,103
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (b)(c)(g)		935	935
6.875% 6/15/25 (c)		1,865	1,954
Continental Resources, Inc. 4.375% 1/15/28 (c)		4,610	4,495
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		2,910	2,885
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,884
Denbury Resources, Inc.:
4.625% 7/15/23		4,830	3,574
5.5% 5/1/22		12,489	9,898
6.375% 8/15/21		7,090	5,973
9% 5/15/21 (c)		9,245	9,476
Diamondback Energy, Inc.:
4.75% 11/1/24		3,415	3,377
5.375% 5/31/25		1,585	1,610
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		4,090	4,397
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		1,570	1,562
5.75% 1/30/28 (c)		1,580	1,574
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,411
EnLink Midstream Partners LP:
4.15% 6/1/25		3,190	3,099
4.4% 4/1/24		3,185	3,179
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (c)		2,265	2,276
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	1,732
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		2,215	2,315
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		2,765	2,634
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		2,965	3,071
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	1,025
7% 6/15/23		4,305	4,337
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		1,340	1,305
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		4,695	4,613
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		4,000	3,940
5.75% 10/1/25 (c)		4,310	4,267
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		2,650	2,703
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		4,215	3,973
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		4,260	4,369
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		2,760	1,270
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (c)		1,485	1,514
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		5,060	5,149
7.875% 8/1/21 (c)		5,235	5,327
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		1,915	1,925
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,725
5.625% 7/1/24		740	781
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		3,905	3,720
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		925	919
4.875% 8/15/27 (c)		925	911
Nostrum Oil & Gas Finance BV:
7% 2/16/25 (c)		1,730	1,682
8% 7/25/22 (c)		10,255	10,528
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)(c)		1,255	1,396
10% 11/2/21 pay-in-kind (b)		3,233	3,597
Pan American Energy LLC 7.875% 5/7/21 (c)		6,355	6,726
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		2,390	2,369
5.625% 10/15/27 (c)		1,785	1,785
6.25% 6/1/24 (c)		2,625	2,720
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,328	10,689
7.25% 6/15/25		3,725	3,869
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,275
PDC Energy, Inc. 6.125% 9/15/24		1,310	1,336
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,740	10,063
8.625% 12/1/23 (b)		500	582
Peru Lng Srl 5.375% 3/22/30 (c)		1,255	1,258
Petrobras Energia SA 7.375% 7/21/23 (c)		3,700	3,890
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		2,726	2,699
6.125% 1/17/22		13,070	13,946
6.25% 3/17/24		2,950	3,114
8.75% 5/23/26		13,125	15,426
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		2,617	2,574
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		2,160	592
6% 5/16/24 (c)(f)		3,570	973
6% 11/15/26 (c)(f)		5,535	1,488
12.75% 2/17/22 (c)(f)		520	176
Petroleos Mexicanos:
4.625% 9/21/23		1,245	1,248
4.875% 1/18/24		1,685	1,709
5.5% 1/21/21		1,145	1,192
6.375% 2/4/21		2,035	2,168
6.375% 1/23/45		4,695	4,564
6.5% 6/2/41		15,525	15,409
6.625% (c)(h)		5,233	5,194
6.75% 9/21/47		8,544	8,646
PT Pertamina Persero 6.5% 5/27/41 (c)		1,050	1,189
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,732
Range Resources Corp. 5% 3/15/23		9,130	8,754
RSP Permian, Inc.:
5.25% 1/15/25		1,345	1,390
6.625% 10/1/22		1,785	1,865
Sabine Pass Liquefaction LLC:
5% 3/15/27		6,285	6,526
5.875% 6/30/26		6,335	6,920
SemGroup Corp.:
6.375% 3/15/25		1,940	1,853
7.25% 3/15/26		3,460	3,451
SM Energy Co.:
5.625% 6/1/25		2,100	1,990
6.75% 9/15/26		1,680	1,663
Southern Star Central Corp. 5.125% 7/15/22 (c)		2,570	2,609
Southwestern Energy Co.:
4.1% 3/15/22		6,395	6,123
7.5% 4/1/26		2,800	2,828
7.75% 10/1/27		2,510	2,554
Src Energy, Inc. 6.25% 12/1/25 (c)		2,245	2,251
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (c)		2,755	2,655
5.5% 2/15/26 (c)		3,510	3,387
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28 (c)		3,690	3,519
Teekay Corp. 8.5% 1/15/20		7,885	8,161
Teine Energy Ltd. 6.875% 9/30/22 (c)		4,615	4,707
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,328
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		1,695	1,801
Transportadora de Gas del Sur SA 9.625% 5/14/20 (c)		8,285	8,650
Tullow Oil PLC 7% 3/1/25 (c)		1,685	1,685
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		2,860	2,488
7.125% 4/15/25 (c)		1,910	1,566
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		2,540	2,559
WPX Energy, Inc.:
5.25% 9/15/24		3,215	3,167
6% 1/15/22		9,170	9,422
YPF SA:
7% 12/15/47 (c)		4,415	3,958
8.5% 3/23/21 (c)		2,630	2,872
8.75% 4/4/24 (c)		10,560	11,769
			485,209
TOTAL ENERGY			545,434
FINANCIALS - 7.7%
Banks - 2.3%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		560	571
10.5% 10/19/21 (c)		1,225	1,371
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,920	1,959
Banco de Bogota SA 6.25% 5/12/26 (c)		1,850	1,944
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		2,935	3,067
Banco Do Brasil SA 4.625% 1/15/25 (c)		1,680	1,639
Banco Hipotecario SA 9.75% 11/30/20 (c)		11,060	12,314
Banco Macro SA 6.75% 11/4/26 (b)(c)		6,350	6,376
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)		1,350	1,359
6.369% 6/16/18 (c)		1,750	1,761
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		1,825	1,736
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	3,150	4,666
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	7,100	8,647
BBVA Bancomer SA 7.25% 4/22/20 (c)		2,850	3,029
BTA Bank JSC 5.5% 12/21/22 (c)		1,340	1,334
CBOM Finance PLC 7.5% 10/5/27(b)(c)		4,835	4,482
CIT Group, Inc. 5% 8/15/22		6,837	6,999
Citigroup, Inc. 1.625% 3/21/28 (Reg. S)	EUR	9,800	12,077
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	140,700	2,117
Fidelity Bank PLC 10.5% 10/16/22 (c)		3,075	3,174
ING Groep NV 2% 3/22/30 (b)	EUR	13,100	16,200
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,175
5.5% 8/6/22 (c)		3,000	3,057
JSC BGEO Group 6% 7/26/23 (c)		5,060	5,113
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (c)		5,880	5,903
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	20,000	24,128
PSB Finance SA 5.25% 10/19/19		1,975	1,944
Royal Bank of Scotland Group PLC 3.625% 3/25/24 (Reg. S) (b)	EUR	5,000	6,321
SB Capital SA 5.5% 2/26/24 (b)(c)		2,565	2,584
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		4,040	4,341
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		2,440	2,372
6.25% 4/20/21 (c)		850	875
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		1,085	1,095
5.5% 4/21/22 (c)		2,630	2,587
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		1,700	1,654
6.875% 2/3/25 (Reg. S) (b)		4,960	4,959
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	16,050	24,133
Zenith Bank PLC:
6.25% 4/22/19 (c)		8,695	8,830
7.375% 5/30/22 (c)		6,825	7,034
			207,927
Capital Markets - 0.3%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)		4,220	3,988
AssuredPartners, Inc. 7% 8/15/25 (c)		1,505	1,486
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		6,335	6,842
Goldman Sachs Group, Inc. 2% 3/22/28	EUR	6,800	8,499
MSCI, Inc.:
5.25% 11/15/24 (c)		2,735	2,792
5.75% 8/15/25 (c)		2,685	2,805
			26,412
Consumer Finance - 2.2%
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,751
4.625% 3/30/25		6,760	6,676
5.125% 9/30/24		20,806	21,248
8% 11/1/31		9,006	10,999
8% 11/1/31		82,753	100,959
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		3,240	3,289
Navient Corp.:
5.875% 10/25/24		11,105	10,883
6.5% 6/15/22		2,950	3,054
7.25% 9/25/23		1,795	1,876
SLM Corp.:
5.5% 1/25/23		15,840	15,563
6.125% 3/25/24		5,445	5,425
7.25% 1/25/22		12,155	12,839
Springleaf Financial Corp. 6.875% 3/15/25		5,540	5,561
			207,123
Diversified Financial Services - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,000	2,859
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		4,140	3,947
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		2,520	2,646
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		17,815	17,860
6% 8/1/20		8,545	8,716
6.25% 2/1/22		6,285	6,395
6.375% 12/15/25		16,615	16,698
6.75% 2/1/24		3,410	3,470
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (c)		1,135	1,121
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		2,505	2,564
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		2,670	2,617
5% 1/15/28 (c)		2,695	2,614
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		3,550	3,690
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (c)		3,545	3,297
6.875% 2/15/23 (c)		1,305	1,263
Sistema International Funding SA 6.95% 5/17/19 (c)		6,325	6,399
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		11,225	12,488
Sparc Em Spc 0% 12/5/22 (c)		445	401
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,090	1,129
Valvoline, Inc. 5.5% 7/15/24		1,550	1,591
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		3,185	3,177
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,765	6,104
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	10,400	13,795
			124,841
Insurance - 1.1%
ACE INA Holdings, Inc.:
1.55% 3/15/28	EUR	10,200	12,571
2.5% 3/15/38	EUR	4,100	5,123
Acrisure LLC 7% 11/15/25 (c)		5,410	5,194
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		10,645	10,964
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	14,700	22,710
AXA SA 3.25% 5/28/49 (b)	EUR	9,050	11,288
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	17,900	21,006
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)		9,770	10,112
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		3,815	3,815
			102,783
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)		3,510	3,422
Thrifts & Mortgage Finance - 0.4%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	18,458	22,727
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)		15,786	17,108
			39,835
TOTAL FINANCIALS			712,343
HEALTH CARE - 2.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		2,255	2,227
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		2,125	2,199
Hologic, Inc.:
4.375% 10/15/25 (c)		1,890	1,824
4.625% 2/1/28 (c)		1,280	1,229
Teleflex, Inc. 4.625% 11/15/27		1,505	1,448
			6,700
Health Care Providers & Services - 1.6%
Community Health Systems, Inc.:
6.25% 3/31/23		8,445	7,780
6.875% 2/1/22		23,795	13,771
7.125% 7/15/20		3,255	2,649
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,184
5.25% 4/15/25		13,180	13,473
5.25% 6/15/26		5,275	5,344
5.375% 2/1/25		8,650	8,672
5.875% 5/1/23		7,155	7,405
5.875% 2/15/26		10,705	10,892
7.5% 2/15/22		12,110	13,306
HealthSouth Corp. 5.75% 11/1/24		9,180	9,329
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		2,280	2,354
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		12,420	12,669
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		3,340	3,403
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		1,120	1,064
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,433
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		1,865	1,793
6.875% 11/15/31		11,520	10,483
7.5% 1/1/22 (c)		2,360	2,487
THC Escrow Corp. III 5.125% 5/1/25 (c)		1,865	1,793
Vizient, Inc. 10.375% 3/1/24 (c)		4,615	5,111
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,990	3,001
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		1,865	1,776
			147,172
Pharmaceuticals - 0.8%
Actavis Funding SCS 2.125% 6/1/29	EUR	1,264	1,534
Catalent Pharma Solutions 4.875% 1/15/26 (c)		1,210	1,180
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		1,482	1,575
NVA Holdings, Inc. 6.875% 4/1/26 (c)		1,980	1,995
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		3,350	3,152
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		21,940	21,359
5.875% 5/15/23 (c)		16,345	14,506
6.5% 3/15/22 (c)		3,875	4,001
7% 3/15/24 (c)		5,815	6,062
9% 12/15/25 (c)		14,330	14,240
			69,604
TOTAL HEALTH CARE			225,703
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.4%
DAE Funding LLC:
4% 8/1/20 (c)		2,150	2,096
4.5% 8/1/22 (c)		2,685	2,547
5% 8/1/24 (c)		3,700	3,501
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		3,965	4,177
KLX, Inc. 5.875% 12/1/22 (c)		11,260	11,601
TransDigm, Inc.:
6.375% 6/15/26		7,740	7,798
6.5% 5/15/25		3,675	3,712
			35,432
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		5,785	6,191
XPO Logistics, Inc. 6.125% 9/1/23 (c)		3,300	3,407
			9,598
Airlines - 0.2%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (c)		1,195	1,231
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,289
Azul Investments LLP 5.875% 10/26/24 (c)		1,940	1,908
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		272	282
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,693	1,886
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,923	1,956
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		3,233	3,604
Series 2012-2 Class B, 6.75% 6/3/21		1,449	1,539
Series 2013-1 Class B, 5.375% 11/15/21		1,884	1,940
			15,635
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		1,380	1,397
6.125% 4/1/25 (c)		1,380	1,396
			2,793
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		3,640	3,676
APX Group, Inc.:
7.625% 9/1/23		5,225	5,408
7.875% 12/1/22		9,685	10,050
8.75% 12/1/20		7,015	7,050
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)		655	684
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		1,455	1,422
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,058
5.875% 7/1/25		1,045	1,014
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		6,310	6,420
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		3,180	3,164
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		3,420	3,488
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		1,215	1,215
The Brink's Co. 4.625% 10/15/27 (c)		3,690	3,422
			50,071
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		3,925	3,793
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		7,435	7,972
Cementos Progreso Trust 7.125% 11/6/23 (c)		2,245	2,321
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		9,735	3,067
5.25% 6/27/29 (c)		3,565	1,123
7.125% 6/26/42 (c)		6,940	2,325
			20,601
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		4,355	4,290
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		1,490	1,548
Machinery - 0.1%
U.S.A. Compression Partners LP / 6.875% 4/1/26 (c)		1,330	1,350
Xerium Technologies, Inc. 9.5% 8/15/21		6,385	6,577
			7,927
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		1,065	871
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		4,035	3,833
			4,704
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (c)		1,625	1,560
4.75% 2/15/25 (c)		3,050	3,096
			4,656
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		1,350	1,472
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		2,405	2,480
5.5% 2/15/22		4,250	4,431
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		4,250	4,420
Avantor, Inc. 6% 10/1/24 (c)		3,735	3,716
FLY Leasing Ltd. 5.25% 10/15/24		2,920	2,825
United Rentals North America, Inc. 5.5% 5/15/27		2,625	2,645
			20,517
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		3,910	4,054
Global Ports Finance PLC 6.872% 1/25/22 (c)		1,730	1,828
			5,882
TOTAL INDUSTRIALS			185,126
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		9,800	10,040
8.625% 5/6/19 (Reg. S)		200	205
Commscope Technologies LLC 5% 3/15/27 (c)		4,155	3,947
Vrio Finco 1 LLC / Vrio Finco 6.25% 4/4/23 (c)		1,345	1,358
			15,550
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		9,120	10,705
TTM Technologies, Inc. 5.625% 10/1/25 (c)		1,250	1,244
			11,949
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		8,050	8,764
Camelot Finance SA 7.875% 10/15/24 (c)		1,870	1,952
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,040	1,041
5.375% 3/15/27		890	888
GTT Communications, Inc. 7.875% 12/31/24 (c)		1,925	1,930
			14,575
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		2,085	2,075
Ceridian HCM Holding, Inc. 11% 3/15/21 (c)		2,360	2,443
Gartner, Inc. 5.125% 4/1/25 (c)		1,935	1,935
			6,453
Semiconductors & Semiconductor Equipment - 0.5%
Microsemi Corp. 9.125% 4/15/23 (c)		867	966
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (c)		4,750	4,857
4.625% 6/1/23 (c)		3,805	3,873
5.75% 3/15/23 (c)		15,105	15,539
Qorvo, Inc.:
6.75% 12/1/23		3,135	3,343
7% 12/1/25		9,580	10,402
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		4,190	4,403
Versum Materials, Inc. 5.5% 9/30/24 (c)		2,170	2,246
			45,629
Software - 0.2%
Ascend Learning LLC 6.875% 8/1/25 (c)		1,275	1,310
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		7,070	7,424
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		1,490	1,542
Open Text Corp. 5.875% 6/1/26 (c)		3,195	3,286
Parametric Technology Corp. 6% 5/15/24		1,295	1,357
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		3,370	3,550
Symantec Corp. 5% 4/15/25 (c)		3,335	3,362
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 2/1/23 (c)		1,805	1,810
			23,641
TOTAL INFORMATION TECHNOLOGY			117,797
MATERIALS - 3.4%
Chemicals - 1.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (c)		2,950	3,050
6.45% 2/3/24		2,220	2,412
Hexion, Inc. 10.375% 2/1/22 (c)		1,495	1,446
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (c)		2,715	3,014
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	46,374
4.69% 4/24/22		14,170	14,949
10% 10/15/20 (d)(f)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(f)		44,218	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		4,660	4,462
5.25% 6/1/27 (c)		3,995	3,795
Nufarm Australia Ltd. 6.375% 10/15/19 (c)		2,020	2,045
OCP SA 5.625% 4/25/24 (c)		1,270	1,340
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		1,920	1,881
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		5,620	5,494
6.5% 2/1/22 (c)		4,175	4,243
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		3,010	3,100
The Chemours Co. LLC 5.375% 5/15/27		1,545	1,549
TPC Group, Inc. 8.75% 12/15/20 (c)		7,335	7,369
			106,523
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (c)		2,000	2,060
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		1,870	2,060
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		1,570	1,523
U.S. Concrete, Inc. 6.375% 6/1/24		2,070	2,148
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		2,155	2,222
			10,013
Containers & Packaging - 0.5%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		2,150	2,252
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		4,250	4,266
6% 2/15/25 (c)		6,620	6,653
7.25% 5/15/24 (c)		7,590	8,074
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,594
7.5% 12/15/96		3,685	3,694
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		1,795	1,777
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		1,070	1,067
Sealed Air Corp. 5.25% 4/1/23 (c)		2,540	2,610
			42,987
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (c)		2,825	3,023
7% 9/30/26 (c)		2,340	2,521
Aleris International, Inc. 6% 6/1/20 (c)(d)		33	33
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	11,550	13,981
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		2,905	3,014
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (c)		3,690	3,579
5.75% 3/1/25 (c)		3,740	3,572
Constellium NV 5.875% 2/15/26 (c)		1,520	1,497
CSN Islands XI Corp. 6.875% 9/21/19 (c)		1,325	1,322
CSN Resources SA 6.5% 7/21/20 (c)		5,920	5,741
EVRAZ Group SA:
5.375% 3/20/23 (c)		1,890	1,908
8.25% 1/28/21 (Reg. S)		2,265	2,482
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		635	653
10.375% 4/7/19 (c)		935	962
10.375% 4/7/19 (Reg. S)		2,300	2,366
10.375% 4/7/19 (Reg. S)		1,630	1,677
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		2,775	2,629
6.875% 3/1/26 (c)		2,775	2,636
7% 2/15/21 (c)		5,040	5,053
7.25% 5/15/22 (c)		2,945	2,945
7.25% 4/1/23 (c)		7,915	7,796
7.5% 4/1/25 (c)		4,845	4,757
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		2,455	2,424
5.125% 3/15/23 (c)		3,910	3,883
5.125% 5/15/24 (c)		3,025	2,983
Freeport-McMoRan, Inc.:
3.55% 3/1/22		2,130	2,061
3.875% 3/15/23		6,390	6,175
5.4% 11/14/34		2,000	1,901
5.45% 3/15/43		13,105	12,053
6.75% 2/1/22		6,175	6,383
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		1,932	1,946
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		1,850	1,964
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		2,775	3,053
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		2,400	2,646
Lundin Mining Corp. 7.875% 11/1/22 (c)		215	227
Metinvest BV 9.3725% 12/31/21 pay-in-kind (b)		9,616	10,061
Murray Energy Corp. 11.25% 4/15/21 (c)		4,180	1,568
Polyus Finance PLC 5.25% 2/7/23 (c)		1,275	1,294
Stillwater Mining Co.:
6.125% 6/27/22 (c)		5,230	5,210
7.125% 6/27/25 (c)		2,425	2,442
United States Steel Corp. 6.25% 3/15/26		3,685	3,676
Vale Overseas Ltd. 4.375% 1/11/22		606	622
Vedanta Resources PLC:
6.375% 7/30/22 (c)		5,225	5,290
8.25% 6/7/21 (c)		2,575	2,799
VM Holding SA 5.375% 5/4/27 (c)		1,165	1,193
			156,001
Paper & Forest Products - 0.0%
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (b)(d)(f)(g)		1,770	0
11.375% 12/31/2014 (d)(f)		4,396	0
			0
TOTAL MATERIALS			315,524
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		3,000	3,045
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		4,105	4,024
5.25% 8/1/26		1,495	1,489
			8,558
Real Estate Management & Development - 0.4%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	5,800	7,224
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	10,100	12,124
Howard Hughes Corp. 5.375% 3/15/25 (c)		4,160	4,108
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		4,085	4,496
Mattamy Group Corp. 6.875% 12/15/23 (c)		3,035	3,118
Shimao Property Holdings Ltd. 4.75% 7/3/22		3,050	2,995
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		7,370	7,434
			41,516
TOTAL REAL ESTATE			50,074
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 3.15% 9/4/36	EUR	10,250	12,804
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		3,550	3,603
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		1,810	1,805
Citizens Communications Co.:
7.875% 1/15/27		4,895	2,545
9% 8/15/31		3,655	2,220
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		1,859	1,879
Frontier Communications Corp. 8.5% 4/1/26 (c)		3,995	3,875
GCI, Inc. 6.875% 4/15/25		4,240	4,441
GTH Finance BV:
6.25% 4/26/20 (c)		1,690	1,751
7.25% 4/26/23 (c)		8,100	8,807
Lynx II Corp. 6.375% 4/15/23 (c)		1,820	1,847
Sable International Finance Ltd. 6.875% 8/1/22 (c)		19,275	20,142
SFR Group SA:
6.25% 5/15/24 (c)		17,743	16,723
7.375% 5/1/26 (c)		24,140	22,993
Sprint Capital Corp.:
6.875% 11/15/28		4,765	4,449
8.75% 3/15/32		3,641	3,805
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		3,660	3,737
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		7,400	7,076
U.S. West Communications:
6.875% 9/15/33		2,155	2,051
7.25% 9/15/25		535	577
7.25% 10/15/35		1,455	1,438
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		4,635	4,473
Verizon Communications, Inc. 2.875% 1/15/38	EUR	5,800	7,122
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,391
			145,554
Wireless Telecommunication Services - 1.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	67,500	3,430
Comcel Trust 6.875% 2/6/24 (c)		5,055	5,274
Digicel Group Ltd.:
6% 4/15/21 (c)		870	817
6.75% 3/1/23 (c)		1,430	1,289
7.125% 4/1/22 (c)		2,220	1,732
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	11,652
9.75% 7/15/25 (c)		4,705	4,393
Millicom International Cellular SA 6% 3/15/25 (c)		6,955	7,155
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		2,410	2,537
Sprint Communications, Inc. 6% 11/15/22		11,390	11,176
Sprint Corp.:
7.125% 6/15/24		21,530	20,992
7.625% 2/15/25		11,980	11,785
7.625% 3/1/26		3,700	3,612
7.875% 9/15/23		10,870	11,101
T-Mobile U.S.A., Inc.:
6% 4/15/24		6,400	6,666
6.375% 3/1/25		17,345	18,126
6.5% 1/15/24		15,115	15,833
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		2,175	2,189
			139,759
TOTAL TELECOMMUNICATION SERVICES			285,313
UTILITIES - 1.1%
Electric Utilities - 0.1%
InterGen NV 7% 6/30/23 (c)		1,730	1,730
Israel Electric Corp. Ltd.:
4.25% 8/14/28 (c)		1,340	1,313
7.75% 12/15/27 (Reg. S)		1,350	1,668
Pampa Holding SA 7.5% 1/24/27 (c)		1,785	1,845
			6,556
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,228
8% 3/1/32		3,400	4,447
			12,675
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. 5.25% 6/1/26 (c)		3,685	3,556
Dynegy, Inc.:
7.375% 11/1/22		13,365	14,083
7.625% 11/1/24		15,245	16,446
8% 1/15/25 (c)		7,065	7,683
8.125% 1/30/26 (c)		7,470	8,245
Listrindo Capital BV 4.95% 9/14/26 (c)		1,260	1,191
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		2,475	2,401
4.5% 9/15/27 (c)		1,720	1,621
NRG Energy, Inc. 5.75% 1/15/28 (c)		4,125	4,032
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		1,860	1,902
Talen Energy Supply LLC:
6.5% 6/1/25		3,425	2,415
10.5% 1/15/26 (c)		2,580	2,219
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		1,895	1,822
5% 1/31/28 (c)		1,900	1,803
6.625% 6/15/25 (b)(c)		2,950	3,171
The AES Corp.:
4% 3/15/21		2,775	2,793
4.5% 3/15/23		2,775	2,826
			78,209
TOTAL UTILITIES			97,440

TOTAL NONCONVERTIBLE BONDS			3,109,418

TOTAL CORPORATE BONDS
(Cost $3,071,523)			3,132,019

U.S. Government and Government Agency Obligations - 16.3%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$1,138	$1,492
5.375% 4/1/56		1,803	2,499

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,991

U.S. Treasury Obligations - 15.9%
U.S. Treasury Bonds:
stripped coupon 2/15/34		11,900	7,459
2.5% 2/15/46		14,410	13,086
2.75% 8/15/47		65,157	62,136
2.75% 11/15/47		16,000	15,262
2.875% 8/15/45		27,219	26,673
3% 11/15/44		5,258	5,282
3% 5/15/47		8,500	8,523
3% 2/15/48		24,783	24,870
3.625% 2/15/44		72,443	81,012
4.25% 5/15/39		30,000	36,445
4.75% 2/15/37(i)		28,741	36,736
5.25% 2/15/29 (i)		14,703	18,112
6.125% 8/15/29 (i)(j)		27,099	35,935
7.5% 11/15/24		5,690	7,362
7.875% 2/15/21		6,800	7,840
8.125% 5/15/21		9,286	10,874
U.S. Treasury Notes:
1.125% 9/30/21		58,579	55,947
1.375% 7/31/19		11,987	11,856
1.375% 2/29/20		10,262	10,086
1.375% 8/31/23		7,000	6,567
1.5% 10/31/19		40,656	40,176
1.5% 4/15/20		64,333	63,295
1.5% 7/15/20		43,775	42,953
1.5% 8/15/26		2,021	1,833
1.625% 6/30/20		1,783	1,755
1.625% 8/31/22		7,114	6,843
1.625% 5/31/23		15,427	14,707
1.75% 12/31/20		1,389	1,366
1.75% 5/31/22		20,000	19,389
1.75% 6/30/22		35,660	34,552
1.875% 1/31/22		24,896	24,326
1.875% 3/31/22		103,886	101,374
1.875% 7/31/22		28,446	27,675
1.875% 9/30/22		14,000	13,601
2% 1/31/20		8,000	7,961
2% 9/30/20		66,529	65,947
2% 1/15/21		8,782	8,691
2% 12/31/21		70,634	69,369
2% 7/31/22		3,557	3,480
2% 10/31/22		26,000	25,383
2% 8/15/25		15,409	14,675
2% 11/15/26		45,687	43,058
2.125% 6/30/21		11,000	10,890
2.125% 7/31/24		80,251	77,709
2.125% 11/30/24		52,298	50,507
2.125% 5/15/25		8,021	7,720
2.25% 2/29/20		9,000	8,995
2.25% 7/31/21		55,359	55,000
2.25% 12/31/24		65,590	63,810
2.25% 2/15/27		9,828	9,439
2.25% 8/15/27		17,128	16,411
2.25% 11/15/27		13,747	13,158
2.375% 5/15/27		8,766	8,499
2.625% 2/28/23		24,000	24,065
2.75% 2/15/28		6,500	6,498

TOTAL U.S. TREASURY OBLIGATIONS			1,467,173

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.9293% 12/7/20 (NCUA Guaranteed) (b)(g)		983	984
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.0295% 1/8/20 (NCUA Guaranteed) (b)(g)		2,116	2,121
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		25,300	25,962

TOTAL OTHER GOVERNMENT RELATED			29,067

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,523,429)			1,500,231

U.S. Government Agency - Mortgage Securities - 3.5%
Fannie Mae - 0.8%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(g)		16	17
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (b)(g)		14	15
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(g)		93	96
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(g)		19	20
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(g)		24	25
12 month U.S. LIBOR + 1.617% 3.398% 3/1/33 (b)(g)		59	62
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(g)		32	33
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (b)(g)		50	51
12 month U.S. LIBOR + 1.725% 2.593% 6/1/42 (b)(g)		197	202
12 month U.S. LIBOR + 1.728% 3.478% 11/1/36 (b)(g)		18	19
12 month U.S. LIBOR + 1.745% 3.54% 7/1/35 (b)(g)		79	81
12 month U.S. LIBOR + 1.760% 3.56% 2/1/37 (b)(g)		222	228
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (b)(g)		646	671
12 month U.S. LIBOR + 1.800% 3.569% 7/1/41 (b)(g)		186	196
12 month U.S. LIBOR + 1.818% 2.686% 2/1/42 (b)(g)		912	945
12 month U.S. LIBOR + 1.818% 3.017% 9/1/41 (b)(g)		107	110
12 month U.S. LIBOR + 1.818% 3.259% 7/1/41 (b)(g)		140	148
12 month U.S. LIBOR + 1.830% 3.332% 10/1/41 (b)(g)		94	97
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (b)(g)		9	10
12 month U.S. LIBOR + 1.885% 3.637% 4/1/36 (b)(g)		149	158
12 month U.S. LIBOR + 2.176% 3.848% 8/1/35 (b)(g)		184	191
6 month U.S. LIBOR + 1.550% 3.05% 11/1/35 (b)(g)		176	179
6 month U.S. LIBOR + 1.550% 3.084% 9/1/33 (b)(g)		239	245
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(g)		10	11
3% 11/1/46 to 2/1/48		36,600	35,735
4% 5/1/29		7,617	7,874
4.5% 11/1/25		1,194	1,242
5% 5/1/22		2	2
5.5% 10/1/20 to 5/1/44		15,227	16,663
6% 1/1/34 to 6/1/36		1,777	1,984
6.5% 2/1/22 to 8/1/36		2,748	3,094
7.5% 1/1/28		25	29

TOTAL FANNIE MAE			70,433

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (b)(g)		49	51
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(g)		16	16
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(g)		83	85
12 month U.S. LIBOR + 1.754% 3.068% 9/1/41 (b)(g)		1,004	1,051
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(g)		35	36
12 month U.S. LIBOR + 1.874% 3.642% 10/1/42 (b)(g)		523	550
12 month U.S. LIBOR + 1.877% 3.246% 4/1/41 (b)(g)		93	97
12 month U.S. LIBOR + 1.880% 3.055% 10/1/41 (b)(g)		635	663
12 month U.S. LIBOR + 1.880% 3.204% 9/1/41 (b)(g)		111	114
12 month U.S. LIBOR + 1.910% 3.271% 6/1/41 (b)(g)		108	114
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (b)(g)		113	119
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (b)(g)		155	164
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (b)(g)		141	149
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(g)		58	61
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (b)(g)		37	38
6 month U.S. LIBOR + 1.647% 3.261% 2/1/37 (b)(g)		39	40
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (b)(g)		28	29
6 month U.S. LIBOR + 1.685% 3.188% 1/1/37 (b)(g)		210	217
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (b)(g)		51	53
6 month U.S. LIBOR + 1.746% 3.091% 5/1/37 (b)(g)		26	27
6 month U.S. LIBOR + 1.932% 3.339% 10/1/36 (b)(g)		169	176
6 month U.S. LIBOR + 1.976% 3.48% 10/1/35 (b)(g)		114	119
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (b)(g)		278	291
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (b)(g)		142	146
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (b)(g)		58	59
6 month U.S. LIBOR + 2.066% 3.563% 6/1/37 (b)(g)		38	39
6 month U.S. LIBOR + 2.755% 4.287% 10/1/35 (b)(g)		28	30
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.971% 6/1/33 (b)(g)		156	163
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (b)(g)		2	2
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(g)		93	98
6% 1/1/24		561	594
6.5% 9/1/21 to 3/1/22		155	163

TOTAL FREDDIE MAC			5,554

Ginnie Mae - 2.6%
6% 6/15/36		2,322	2,628
7% 9/15/25 to 8/15/31		16	18
7.5% 2/15/22 to 8/15/28		33	38
8% 12/15/26		0	0
4.313% 8/20/61 (b)(k)		845	850
4.5% 4/1/48 (e)		41,400	43,062
4.5% 4/1/48 (e)		47,000	48,887
4.5% 4/1/48 (e)		2,700	2,808
4.5% 4/1/48 (e)		41,400	43,062
4.5% 5/1/48 (e)		44,100	45,789
4.5% 5/1/48 (e)		44,300	45,997
4.641% 2/20/62 (b)(k)		1,262	1,281
4.674% 2/20/62 (b)(k)		1,457	1,476
4.703% 1/20/62 (b)(k)		6,319	6,398
5.47% 8/20/59 (b)(k)		10	10

TOTAL GINNIE MAE			242,304

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $318,072)			318,291

Asset-Backed Securities - 0.9%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 1.468% 6/28/23 (b)(c)(g)		$10,368	$10,309
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.0736% 5/25/25 (b)(g)		3,684	3,681
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.1136% 5/28/30 (b)(g)		1,532	1,529
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.1036% 2/25/32 (b)(g)		1,850	1,848
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.4174% 4/25/22 (b)(g)		431	432
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.1715% 7/26/66 (b)(c)(g)		3,708	3,709
Class A2, 1 month U.S. LIBOR + 0.600% 2.4715% 7/26/66 (b)(c)(g)		6,106	6,144
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.250% 2.0615% 3/25/67 (b)(c)(g)		8,198	8,194
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 1.608% 7/28/21 (b)(g)		13,311	13,302
SLM Student Loan Trust:
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.2152% 1/26/26 (b)(g)		35,868	35,958
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.3915% 3/25/26 (b)(g)		2,357	2,364
TOTAL ASSET-BACKED SECURITIES
(Cost $87,435)			87,470

Collateralized Mortgage Obligations - 3.3%

U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.8015% 6/25/36 (b)(g)		2,459	2,495
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		260	278
Series 2005-19 Class PA, 5.5% 7/25/34		493	505
Series 2005-64 Class PX, 5.5% 6/25/35		653	691
Series 2005-68 Class CZ, 5.5% 8/25/35		2,449	2,681
Series 2010-118 Class PB, 4.5% 10/25/40		2,455	2,539
Series 2012-149:
Class DA, 1.75% 1/25/43		633	606
Class GA, 1.75% 6/25/42		625	598
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		454	473
Series 2004-91 Class Z, 5% 12/25/34		2,158	2,309
Series 2005-117 Class JN, 4.5% 1/25/36		402	418
Series 2005-14 Class ZB, 5% 3/25/35		824	884
Series 2006-72 Class CY, 6% 8/25/26		653	694
Series 2009-59 Class HB, 5% 8/25/39		1,267	1,358
Series 201-75 Class AL, 3.5% 8/25/26		5,640	5,760
Series 2010-97 Class CX, 4.5% 9/25/25		3,800	3,966
Series 2011-80:
Class HE, 3.5% 8/25/26		1,980	2,031
Class KB, 3.5% 8/25/26		3,075	3,145
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		70	2
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		96	3
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,285	128
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.7915% 3/25/36 (b)(g)		1,538	1,570
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		286	13
Series 2011-67 Class AI, 4% 7/25/26 (l)		379	34
Series 2012-27 Class EZ, 4.25% 3/25/42		3,047	3,174
Series 2016-26 Class CG, 3% 5/25/46		5,352	5,336
Freddie Mac:
floater:
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.2766% 6/15/18 (b)(g)		0	0
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.6766% 2/15/33 (b)(g)		774	790
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.1766% 3/15/34 (b)(g)		982	987
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		30	32
Series 2996 Class MK, 5.5% 6/15/35		72	78
Series 3415 Class PC, 5% 12/15/37		340	362
Series 3840 Class VA, 4.5% 9/15/27		1,389	1,402
Series 3857 Class ZP, 5% 5/15/41		1,160	1,323
Series 4135 Class AB, 1.75% 6/15/42		470	450
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		4,158	4,550
Series 2303 Class ZV, 6% 4/15/31		74	81
Series 2877 Class ZD, 5% 10/15/34		2,668	2,856
Series 3745 Class KV, 4.5% 12/15/26		2,709	2,843
Series 3806 Class L, 3.5% 2/15/26		3,100	3,182
Series 3862 Class MB, 3.5% 5/15/26		3,281	3,356
Series 3843 Class PZ, 5% 4/15/41		1,187	1,337
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,089	2,154
Series 4341 Class ML, 3.5% 11/15/31		2,955	3,009
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.3221% 7/20/37 (b)(g)		521	523
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.3021% 1/20/38 (b)(g)		130	130
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.6821% 8/20/38 (b)(g)		877	893
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.7221% 9/20/38 (b)(g)		736	751
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.3864% 11/16/39 (b)(g)		566	570
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.3164% 12/16/39 (b)(g)		427	430
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8969% 7/20/60 (b)(g)(k)		3,817	3,807
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.8618% 9/20/60 (b)(g)(k)		4,587	4,571
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.8618% 8/20/60 (b)(g)(k)		5,139	5,122
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.9418% 12/20/60 (b)(g)(k)		1,738	1,736
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 12/20/60 (b)(g)(k)		2,862	2,868
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0747% 2/20/61 (b)(g)(k)		5,726	5,735
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0647% 2/20/61 (b)(g)(k)		6,975	6,985
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 4/20/61 (b)(g)(k)		2,339	2,344
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.0618% 5/20/61 (b)(g)(k)		2,751	2,757
Class FC, 1 month U.S. LIBOR + 0.500% 2.0618% 5/20/61 (b)(g)(k)		2,579	2,585
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.1047% 6/20/61 (b)(g)(k)		3,355	3,364
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 10/20/61 (b)(g)(k)		3,668	3,685
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.2618% 11/20/61 (b)(g)(k)		3,162	3,186
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.2618% 1/20/62 (b)(g)(k)		2,096	2,112
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.1918% 1/20/62 (b)(g)(k)		3,062	3,080
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.1918% 3/20/62 (b)(g)(k)		1,916	1,926
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.2118% 5/20/61 (b)(g)(k)		802	803
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.1618% 8/20/63 (b)(g)(k)		495	497
Class FD, 1 month U.S. LIBOR + 0.600% 2.1618% 8/20/63 (b)(g)(k)		1,301	1,306
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8547% 5/20/63 (b)(g)(k)		3,400	3,400
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7747% 4/20/63 (b)(g)(k)		3,957	3,955
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (l)		789	92
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,175
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		1,395	1,377
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		12,529	12,479
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		1,988	1,968
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.0747% 9/20/62 (b)(g)(k)		6,062	6,077
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2247% 11/20/65 (b)(g)(k)		1,333	1,337
Series 2004-22 Class M1, 5.5% 4/20/34		294	356
Series 2010-169 Class Z, 4.5% 12/20/40		2,569	2,716
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		6,036	6,147
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		17,615	17,698
Series 2010-H17 Class XP, 5.2953% 7/20/60 (b)(k)		6,407	6,541
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(k)		5,369	5,467
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		3,677	3,703
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		7,329	7,389
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		560	42
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.2372% 4/20/39 (b)(m)		2,244	2,296
Class ST, 8.800% - 1 month U.S. LIBOR 6.3706% 8/20/39 (b)(m)		6,359	6,581
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		9,329	9,189
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		7,112	7,084
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		18,531	18,471
Class JA, 2.5% 6/20/65 (k)		1,704	1,698
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(k)		14,779	14,602
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(g)(k)		8,233	8,278
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (b)(g)(k)		8,938	8,962
Series 2090-118 Class XZ, 5% 12/20/39		5,737	6,313

TOTAL U.S. GOVERNMENT AGENCY

(Cost $305,246)			301,642

Commercial Mortgage Securities - 2.0%
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.8901% 7/25/20 (b)(g)		5,400	5,406
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.8701% 10/25/19 (b)(g)		10,700	10,700
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,548
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		9,600	9,486
Series K006 Class A2, 4.251% 1/25/20		10,365	10,617
Series K034 Class A1, 2.669% 2/25/23		6,562	6,507
Series K071 Class A2, 3.289% 11/25/27		4,600	4,607
Series K072 Class A2, 3.444% 12/25/27		11,052	11,203
Series K073 Class A2, 3.35% 1/25/28		18,100	18,221
Series K708 Class A2, 2.13% 1/25/19		11,808	11,767
Series K710 Class A2, 1.883% 5/25/19		3,065	3,046
Series K713 Class A2, 2.313% 3/25/20		1,871	1,857
Series K717 Class A2, 2.991% 9/25/21		1,559	1,563
Series 2017-K727 Class A1, 2.632% 10/25/23		5,950	5,913
Series K504 Class A2, 2.566% 9/25/20		9,407	9,392
Series K704 Class A2, 2.412% 8/25/18		1,646	1,644
Series K705 Class A2, 2.303% 9/25/18		9,000	8,980
Series K706 Class A2, 2.323% 10/25/18		9,934	9,918
Series K724 Class A1, 2.776% 3/25/23		5,987	5,969
Series K726 Class A1, 2.596% 8/25/23		2,294	2,273
Series K728 Class A1, 2.741% 10/25/23		16,918	16,837
Series K730 Class A1, 3.447% 9/24/24		12,400	12,668
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.8814% 2/25/20 (b)(g)		16,725	16,779
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $189,550)			187,901

Foreign Government and Government Agency Obligations - 15.4%
Arab Republic of Egypt:
5.577% 2/21/23 (c)		3,460	3,509
5.875% 6/11/25		1,650	1,657
5.875% 6/11/25 (c)		1,298	1,304
6.125% 1/31/22 (c)		11,510	11,906
7.5% 1/31/27 (c)		1,335	1,445
7.903% 2/21/48 (c)		2,605	2,739
8.5% 1/31/47 (c)		4,055	4,519
Argentine Republic:
5.625% 1/26/22		12,690	12,874
6.875% 4/22/21		30,685	32,526
7.125% 6/28/2117 (c)		2,975	2,741
7.5% 4/22/26		13,805	14,730
Australian Commonwealth:
2.25% 11/21/22	AUD	31,600	24,209
2.25% 5/21/28 (Reg. S)	AUD	19,900	14,803
2.75% 10/21/19	AUD	14,300	11,119
Bahamian Republic 6% 11/21/28 (c)		1,665	1,727
Banco Central del Uruguay:
value recovery A rights 1/2/21 (d)(n)		500,000	0
value recovery B rights 1/2/21 (d)(n)		750,000	0
Barbados Government:
7% 8/4/22 (c)		1,920	1,621
7.25% 12/15/21 (c)		220	189
Belarus Republic:
6.875% 2/28/23 (c)		4,810	5,093
7.625% 6/29/27 (c)		2,100	2,311
Belgian Kingdom 1.25% 4/22/33 (Reg. S)	EUR	16,800	21,025
Brazilian Federative Republic:
5.625% 1/7/41		4,525	4,440
7.125% 1/20/37		9,305	10,836
8.25% 1/20/34		10,640	13,396
10% 1/1/21	BRL	14,955	4,754
Buenos Aires Province:
6.5% 2/15/23 (c)		2,915	2,988
9.95% 6/9/21 (c)		5,200	5,795
10.875% 1/26/21 (c)		2,235	2,464
10.875% 1/26/21 (Reg. S)		12,161	13,408
Buoni del Tesoro Poliennali:
2% 2/1/28	EUR	8,650	10,857
2.2% 6/1/27	EUR	15,550	20,011
2.7% 3/1/47 (c)	EUR	6,200	7,541
4.5% 3/1/24	EUR	6,775	10,039
Cameroon Republic 9.5% 11/19/25 (c)		2,605	2,986
Canadian Government:
0.5% 11/1/18	CAD	34,500	26,623
1% 9/1/22	CAD	12,500	9,312
1% 6/1/27	CAD	24,000	16,946
3.5% 12/1/45	CAD	12,800	12,509
City of Buenos Aires 8.95% 2/19/21 (c)		1,145	1,229
Colombian Republic:
7.375% 9/18/37		2,275	2,912
10.375% 1/28/33		3,795	6,021
Croatia Republic 5.5% 4/4/23 (c)		1,150	1,234
Danish Kingdom 1.75% 11/15/25	DKK	64,500	11,832
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		870	879
6.2% 5/11/27 (c)		620	610
6.25% 10/4/20 (c)		630	653
6.25% 7/27/21 (c)		1,190	1,234
Dominican Republic:
5.95% 1/25/27 (c)		2,775	2,900
6.6% 1/28/24 (c)		1,090	1,184
6.85% 1/27/45 (c)		1,755	1,891
6.875% 1/29/26 (c)		2,315	2,567
7.45% 4/30/44 (c)		2,590	2,927
Dutch Government 0.75% 7/15/28 (c)	EUR	19,600	24,379
Ecuador Republic:
8.875% 10/23/27 (c)		3,740	3,806
9.65% 12/13/26 (c)		2,150	2,268
El Salvador Republic:
7.375% 12/1/19 (c)		3,955	4,113
7.75% 1/24/23 (c)		590	642
French Government:
2.25% 5/25/24	EUR	5,600	7,775
4% 4/25/18	EUR	3,600	4,441
German Federal Republic:
0% 3/15/19	EUR	111,950	138,640
0.25% 2/15/27	EUR	1,800	2,192
2.5% 8/15/46	EUR	13,800	22,698
Ghana Republic 10.75% 10/14/30 (c)		375	490
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,674
Indonesian Republic:
7.75% 1/17/38 (c)		4,305	5,830
8.375% 3/15/24	IDR	63,604,000	5,047
8.5% 10/12/35 (Reg. S)		4,520	6,416
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		4,420	4,511
7.25% 4/15/19 (c)		7,585	7,723
8.25% 4/15/24 (c)		1,305	1,359
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	32,583
5.5% 12/4/23		12,385	14,137
Japan Government:
0.4% 3/20/56	JPY	3,678,000	29,314
0.9% 6/20/22	JPY	18,697,800	183,200
Jordanian Kingdom:
3% 6/30/25		8,712	8,768
7.375% 10/10/47 (c)		1,535	1,550
Kingdom of Norway 3.75% 5/25/21	NOK	33,000	4,539
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		1,680	1,595
Lebanese Republic:
5.15% 6/12/18		13,460	13,456
5.15% 11/12/18		8,802	8,801
5.45% 11/28/19		5,280	5,246
6% 5/20/19		6,525	6,532
Malaysian Government 4.181% 7/15/24	MYR	17,685	4,640
Mongolian People's Republic 8.75% 3/9/24 (c)		4,185	4,700
New Zealand Government 6% 5/15/21	NZD	6,000	4,852
Panamanian Republic 9.375% 4/1/29		825	1,202
Peruvian Republic:
4% 3/7/27 (d)(o)		5,671	5,620
6.35% 8/12/28 (c)	PEN	2,815	979
8.2% 8/12/26 (Reg. S)	PEN	5,495	2,123
Plurinational State of Bolivia 5.95% 8/22/23 (c)		600	646
Province of Santa Fe 7% 3/23/23 (c)		6,105	6,249
Provincia de Cordoba:
7.125% 6/10/21 (c)		8,535	8,962
7.45% 9/1/24 (c)		4,235	4,453
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		540	550
Republic of Armenia:
6% 9/30/20 (c)		3,566	3,691
7.15% 3/26/25 (c)		2,730	3,015
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		11,770	11,252
6.752% 3/9/23 (c)		2,340	2,373
Republic of Kenya:
6.875% 6/24/24 (c)		650	679
7.25% 2/28/28 (c)		1,275	1,333
Republic of Nigeria:
6.5% 11/28/27 (c)		1,630	1,651
6.75% 1/28/21 (c)		590	621
7.625% 11/28/47 (c)		2,300	2,381
7.696% 2/23/38 (c)		1,610	1,694
Republic of Paraguay 5.6% 3/13/48 (c)		1,725	1,755
Republic of Senegal 6.75% 3/13/48 (c)		1,940	1,900
Republic of Serbia:
6.75% 11/1/24 (c)		2,256	2,264
7.25% 9/28/21 (c)		585	651
Republic of Singapore 3.25% 9/1/20	SGD	27,000	21,237
Russian Federation:
5.25% 6/23/47 (c)		9,000	8,989
5.625% 4/4/42 (c)		1,850	1,987
5.875% 9/16/43 (c)		1,260	1,400
6.7% 5/15/19	RUB	137,170	2,409
12.75% 6/24/28 (Reg. S)		10,970	18,266
Rwanda Republic 6.625% 5/2/23 (c)		2,190	2,259
South African Republic:
5.875% 9/16/25		1,200	1,278
10.5% 12/21/26	ZAR	32,770	3,200
Spanish Kingdom:
0.45% 10/31/22	EUR	9,700	12,136
1.45% 10/31/27	EUR	11,450	14,543
2.9% 10/31/46(Reg. S) (c)	EUR	6,500	9,229
State of Qatar 9.75% 6/15/30 (c)		1,170	1,754
Sultanate of Oman 6.75% 1/17/48 (c)		3,340	3,205
Sweden Kingdom 4.25% 3/12/19	SEK	128,000	16,056
Switzerland Confederation 3% 5/12/19	CHF	19,350	21,105
Turkish Republic:
4.875% 10/9/26		1,290	1,216
5.125% 3/25/22		3,495	3,563
5.625% 3/30/21		3,665	3,793
6% 3/25/27		2,225	2,253
6.25% 9/26/22		14,740	15,613
6.75% 5/30/40		1,495	1,526
6.875% 3/17/36		3,090	3,212
7% 6/5/20		1,240	1,314
7.25% 3/5/38		2,455	2,651
7.375% 2/5/25		3,240	3,591
8% 2/14/34		1,475	1,704
10.4% 3/27/19	TRY	5,250	1,293
11.875% 1/15/30		560	834
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		2,155	2,166
Ukraine Government:
1.471% 9/29/21		3,400	3,278
7.75% 9/1/20 (c)		9,915	10,385
7.75% 9/1/21 (c)		30,284	31,704
7.75% 9/1/22 (c)		23,219	24,194
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	46,850	65,876
4.25% 12/7/27	GBP	20,000	35,416
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	11,000	20,654
United Mexican States 6.05% 1/11/40		2,340	2,638
Uruguay Republic 7.875% 1/15/33 pay-in-kind		995	1,360
Venezuelan Republic:
oil recovery warrants 4/15/20 (n)		1,251	4
9.25% 9/15/27 (f)		14,305	4,602
11.95% 8/5/31 (Reg. S) (f)		4,880	1,604
12.75% 8/23/22 (f)		1,250	415
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.0625% 3/13/28 (b)(d)(g)		530	475
4.8% 11/19/24 (c)		590	602
5.5% 3/12/28 (d)		12,997	12,965
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,371,653)			1,419,940

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,567)	INR	228,800	3,483
		Shares	Value (000s)

Common Stocks - 5.1%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.2%
Chassix Holdings, Inc. warrants 7/29/20 (d)(p)		16,209	153
Exide Technologies (d)(p)		3,795	0
Exide Technologies (d)(p)		12,652	9
Lear Corp.		41,700	7,760
UC Holdings, Inc. (d)		302,830	7,298
			15,220
Automobiles - 0.0%
Fiat Chrysler Automobiles NV		205,400	4,215
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (p)(q)		32,078	1
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp.		164,200	5,231
Extended Stay America, Inc. unit		170,300	3,367
Melco Crown Entertainment Ltd. sponsored ADR		271,100	7,856
MGM Mirage, Inc.		111,800	3,915
Penn National Gaming, Inc. (p)		165,800	4,354
Red Rock Resorts, Inc.		325,744	9,538
Royal Caribbean Cruises Ltd.		36,000	4,239
Scientific Games Corp. Class A (p)		96,400	4,010
Wyndham Worldwide Corp.		37,800	4,325
			46,835
Household Durables - 0.2%
Lennar Corp.:
Class A		137,617	8,111
Class B		2,752	131
Newell Brands, Inc.		74,045	1,887
Toll Brothers, Inc.		94,600	4,091
			14,220
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. (p)		15,800	4,667
The Booking Holdings, Inc. (p)		2,200	4,577
			9,244
Media - 0.3%
Naspers Ltd. Class N		73,600	17,978
Sinclair Broadcast Group, Inc. Class A		253,300	7,928
			25,906
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG		18,578	4,495

TOTAL CONSUMER DISCRETIONARY			120,136

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Darling International, Inc. (p)		241,700	4,181
JBS SA		1,130,000	3,200
Reddy Ice Holdings, Inc. (p)		142,776	43
			7,424
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		70,406	669
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A		44,026	781
Class B		10,647	189
Crestwood Equity Partners LP		60,500	1,549
Goodrich Petroleum Corp. (p)		48,395	531
Pacific Exploration and Production Corp. (p)		108,035	3,020
Parsley Energy, Inc. Class A (p)		138,000	4,001
VNR Finance Corp.		43,680	408
VNR Finance Corp. (c)		210,357	1,967
			12,446

TOTAL ENERGY			13,115

FINANCIALS - 0.3%
Banks - 0.1%
Bank of America Corp.		214,500	6,433
JPMorgan Chase & Co.		59,100	6,499
			12,932
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (d)(p)		3,883,237	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (p)		206,600	6,186
Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR (p)		179,900	4,938

TOTAL FINANCIALS			24,056

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc. (d)(p)		68,276	109
Pharmaceuticals - 0.1%
Allergan PLC		13,500	2,272
Jazz Pharmaceuticals PLC (p)		28,600	4,318
			6,590

TOTAL HEALTH CARE			6,699

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (p)		806,200	16,752
Building Products - 0.0%
Masco Corp.		53,800	2,176
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		25,456	10
WP Rocket Holdings, Inc. (d)(p)(q)		7,832,654	0
			10
Machinery - 0.0%
Allison Transmission Holdings, Inc.		77,700	3,035
Marine - 0.0%
U.S. Shipping Partners Corp. (d)(p)		12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(p)		112,939	0
			0
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (p)		281,900	10,695
Penhall Acquisition Co.:
Class A (d)(p)		6,088	476
Class B (d)(p)		2,029	159
United Rentals, Inc. (p)		99,442	17,177
			28,507
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (d)		213,632	145
Class A2 (d)		213,632	145
Class A3 (d)		213,632	145
Class A4 (d)		213,632	145
Class A5 (d)		213,632	145
Class A6 (d)		213,632	145
Class A7 (d)		213,632	145
Class A8 (d)		213,632	145
Class A9 (d)		213,632	145
			1,305

TOTAL INDUSTRIALS			51,785

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.0%
CDW Corp.		50,200	3,530
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (p)		140,000	25,696
Alphabet, Inc. Class A (p)		19,300	20,017
Facebook, Inc. Class A (p)		63,000	10,067
			55,780
IT Services - 0.5%
EPAM Systems, Inc. (p)		51,700	5,921
First Data Corp. Class A (p)		359,700	5,755
Global Payments, Inc.		61,200	6,825
MasterCard, Inc. Class A		64,900	11,368
PayPal Holdings, Inc. (p)		140,000	10,622
Visa, Inc. Class A		35,800	4,282
			44,773
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		35,300	8,318
Cypress Semiconductor Corp.		5,171	88
MagnaChip Semiconductor Corp. (p)(r)		49,030	471
Marvell Technology Group Ltd.		203,600	4,276
Microchip Technology, Inc.		46,800	4,276
Micron Technology, Inc. (p)		150,900	7,868
NVIDIA Corp.		18,700	4,331
ON Semiconductor Corp. (p)		413,600	10,117
Qorvo, Inc. (p)		59,427	4,187
Skyworks Solutions, Inc.		76,200	7,640
			51,572
Software - 0.2%
Adobe Systems, Inc. (p)		49,200	10,631
Electronic Arts, Inc. (p)		69,700	8,450
Take-Two Interactive Software, Inc. (p)		39,300	3,843
			22,924

TOTAL INFORMATION TECHNOLOGY			178,579

MATERIALS - 0.5%
Chemicals - 0.3%
DowDuPont, Inc.		66,500	4,237
LyondellBasell Industries NV Class A		113,900	12,037
The Chemours Co. LLC		136,000	6,625
			22,899
Containers & Packaging - 0.1%
Berry Global Group, Inc. (p)		68,600	3,760
Crown Holdings, Inc. (p)		84,800	4,304
			8,064
Metals & Mining - 0.1%
Aleris Corp. (d)(p)		38,307	111
First Quantum Minerals Ltd.		386,000	5,420
Freeport-McMoRan, Inc.		348,000	6,114
			11,645

TOTAL MATERIALS			42,608

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (p)		272,900	16,658
UTILITIES - 0.1%
Electric Utilities - 0.1%
Portland General Electric Co.		7,275	295
Vistra Energy Corp. (p)		208,200	4,337
			4,632
TOTAL COMMON STOCKS
(Cost $366,668)			465,692

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (d)(p)		57,438	489
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (d)(p)(q)		102,536,999	1,025
TOTAL PREFERRED STOCKS
(Cost $4,065)			1,514
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 1.3%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (b)(g)		1,870	1,893
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 9/7/23 (b)(g)		5,500	4,306
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(d)		706	711
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 8.302% 2/21/21 (b)(g)		3,554	2,971
			3,682
Oil, Gas & Consumable Fuels - 0.7%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0389% 6/22/24 (b)(g)		2,764	2,778
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2288% 12/31/21 (b)(g)		29,690	33,503
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5721% 12/31/22 (b)(g)		12,430	12,597
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (b)(g)		12,640	13,410
			62,288

TOTAL ENERGY			65,970

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (b)(g)		895	899
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (b)(g)		1,119	1,127
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (b)(g)		920	925

TOTAL INDUSTRIALS			2,052

INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 9/29/24 (b)(g)		1,458	1,472
3 month U.S. LIBOR + 8.500% 10.3769% 9/29/25 (b)(g)		8,675	8,766
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 3/21/25 (g)(s)		4,040	4,055
			14,293
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (b)(g)		3,815	3,775
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(g)		1,771	1,769
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (b)(g)		1,200	1,213
3 month U.S. LIBOR + 8.000% 9.7723% 10/31/25 (b)(g)		1,490	1,502
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (b)(g)		7,095	7,349
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.13% 1/20/24 (b)(g)		1,065	1,045
3 month U.S. LIBOR + 9.000% 10.88% 1/20/25 (b)(g)		3,390	3,234
			19,887

TOTAL INFORMATION TECHNOLOGY			34,180

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (b)(g)		540	541
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (f)(g)		2,104	2,651
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (b)(g)		7,966	6,732
			9,383

TOTAL MATERIALS			9,924

TOTAL BANK LOAN OBLIGATIONS
(Cost $115,786)			119,224
		Shares	Value (000s)

Fixed-Income Funds - 9.2%
Fidelity Floating Rate Central Fund (t)
(Cost $855,350)		8,166,718	843,050
		Principal Amount (000s)	Value (000s)

Preferred Securities - 4.2%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		9,140	9,352
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(h)		9,215	9,348
DCP Midstream Partners LP 7.375% (b)(h)		4,605	4,711
Summit Midstream Partners LP 9.5% (b)(h)		4,605	4,808
Sunoco Logistics Partners LP:
6.25% (b)(h)		19,330	18,634
6.625% (b)(h)		7,792	7,477
			44,978
FINANCIALS - 3.5%
Banks - 3.1%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(h)		4,225	4,408
Banco Do Brasil SA 9% (b)(c)(h)		7,095	7,777
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		4,000	4,332
Bank of America Corp.:
3 month U.S. LIBOR + 0.000% 5.875% (b)(g)(h)		23,670	23,884
5.125% (b)(h)		10,690	10,971
5.2% (b)(h)		25,390	25,702
6.25% (b)(h)		9,040	9,625
Barclays Bank PLC 7.625% 11/21/22		8,780	9,877
Citigroup, Inc.:
5.8% (b)(h)		8,960	9,467
5.9% (b)(h)		13,975	14,514
5.95% (b)(h)		25,260	26,256
6.25% (b)(h)		6,405	6,815
6.3% (b)(h)		2,145	2,290
Huntington Bancshares, Inc. 3 month U.S. LIBOR + 0.000% 5.7% (b)(g)(h)		3,695	3,728
Itau Unibanco Holding SA 6.125% (b)(c)(h)		5,165	5,162
JPMorgan Chase & Co.:
5% (b)(h)		12,930	13,206
5.3% (b)(h)		6,510	6,830
6% (b)(h)		29,580	30,794
6.125% (b)(h)		6,740	7,234
6.75% (b)(h)		3,295	3,631
Royal Bank of Scotland Group PLC 8.625% (b)(h)		13,765	14,959
Wells Fargo & Co.:
5.875% (b)(h)		19,480	20,829
5.9% (b)(h)		24,365	25,521
			287,812
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
5% (b)(h)		9,225	9,164
5.375% (b)(h)		11,780	12,341
5.7% (b)(h)		13,704	14,267
			35,772
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (c)(h)		2,239	2,293
8.625% (Reg. S) (h)		274	280
			2,573

TOTAL FINANCIALS			326,157

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(h)		12,320	4,542
7.5% (Reg. S) (h)		250	92
			4,634
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(h)		1,800	1,870
TOTAL PREFERRED SECURITIES
(Cost $382,178)			386,991
		Shares	Value (000s)

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.72% (u)		609,185,841	609,308
Fidelity Securities Lending Cash Central Fund 1.72% (u)(v)		269,159	269
TOTAL MONEY MARKET FUNDS
(Cost $609,553)			609,577

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	19,600	$799
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	42,600	1,392
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	70,700	2,849
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	6,700	258

TOTAL PUT OPTIONS			5,298

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	19,600	400
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	42,600	1,263
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	70,700	1,566
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	6,700	147

TOTAL CALL OPTIONS			3,376

TOTAL PURCHASED SWAPTIONS
(Cost $8,594)			8,674
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $9,212,669)			9,385,699
NET OTHER ASSETS (LIABILITIES) - (1.9)%			(175,524)
NET ASSETS - 100%			$9,210,175

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4.5% 4/1/48	$(44,100)	$(45,870)
4.5% 4/1/48	(44,300)	(46,078)
4.5% 4/1/48	(2,700)	(2,808)
4.5% 4/1/48	(41,400)	(43,062)
TOTAL TBA SALE COMMITMENTS
(Proceeds $137,566)		$(137,818)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A.to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	31,070	$(794)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	31,070	(1,215)
TOTAL WRITTEN SWAPTIONS			$(2,009)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	150	June 2018	$18,171	$193	$193
CBOT 2-Year U.S. Treasury Note Contracts (United States)	201	June 2018	42,734	28	28
CBOT 5-Year U.S. Treasury Note Contracts (United States)	505	June 2018	57,803	34	34
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	203	June 2018	32,575	1,080	1,080
TOTAL FUTURES CONTRACTS					$1,335

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	$19,500	$109	$0	$109

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

ZAR – South African rand

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,876,565,000 or 20.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,129,000.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $666,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Quantity represents share amount.

 (o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,026,000 or 0.0% of net assets.

 (r) Security or a portion of the security is on loan at period end.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Tricer Holdco SCA	12/19/16 - 1/29/18	$3,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,244
Fidelity Floating Rate Central Fund	9,056
Total	$11,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$641,135	$200,621	$--	$--	$1,294	$843,050	37.4%
Total	$641,135	$200,621	$--	$--	$1,294	$843,050

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$120,136	$112,675	$1	$7,460
Consumer Staples	7,913	7,424	--	489
Energy	13,115	13,115	--	--
Financials	24,056	24,056	--	--
Health Care	6,699	6,590	--	109
Industrials	52,810	49,845	--	2,965
Information Technology	178,579	178,579	--	--
Materials	42,608	42,497	--	111
Telecommunication Services	16,658	16,658	--	--
Utilities	4,632	4,632	--	--
Corporate Bonds	3,132,019	--	3,131,057	962
U.S. Government and Government Agency Obligations	1,500,231	--	1,500,231	--
U.S. Government Agency - Mortgage Securities	318,291	--	318,291	--
Asset-Backed Securities	87,470	--	87,470	--
Collateralized Mortgage Obligations	301,642	--	301,642	--
Commercial Mortgage Securities	187,901	--	187,901	--
Foreign Government and Government Agency Obligations	1,419,940	--	1,400,880	19,060
Supranational Obligations	3,483	--	3,483	--
Bank Loan Obligations	119,224	--	118,513	711
Fixed-Income Funds	843,050	843,050	--	--
Preferred Securities	386,991	--	386,991	--
Money Market Funds	609,577	609,577	--	--
Purchased Swaptions	8,674	--	8,674	--
Total Investments in Securities:	$9,385,699	$1,908,698	$7,445,134	$31,867
Derivative Instruments:
Assets
Futures Contracts	$1,335	$1,335	$--	$--
Swaps	109	--	109	--
Total Assets	$1,444	$1,335	$109	$--
Liabilities
Written Swaptions	$(2,009)	$--	$(2,009)	$--
Total Liabilities	$(2,009)	$--	$(2,009)	$--
Total Derivative Instruments:	$(565)	$1,335	$(1,900)	$--
Other Financial Instruments:
TBA Sale Commitments	$(137,818)	$--	$(137,818)	$--
Total Other Financial Instruments:	$(137,818)	$--	$(137,818)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018